Term Deposits	9 Months Ended
Sep. 30, 2020
Deposit Asset [Abstract]
Term Deposits

8      Term Deposits

Term deposits comprised the following:

	As of
	September 30, 2020	December 31, 2019
Short term deposits - banks	653	62,418
Short term deposits - others	386	—
Term Deposits	1,039	62,418

Short-term deposits in banks represent interest bearing deposit with a commercial bank for a fixed period of more than 3 months.

The Group has pledged short-term guarantee deposits with its commercial vendors. At September 30, 2020, the fair value of the short-term guarantee deposits pledged were EUR 386 thousand (December 31, 2019: nil).